Assets and Disposal Groups Held For Sale (Tables)	12 Months Ended
Mar. 31, 2020
Discontinued Operations And Disposal Groups [Abstract]
Schedule of assets held for sale and disposal groups

	JPY (millions) As of March 31
	2019*	2020
Property, plant and equipment	¥451	¥41,316
Goodwill	—	63,538
Intangible assets	463,772	27,513
Inventories	21,096	3,266
Trade and other receivables	179	—
Cash and cash equivalents	629	—
Deferred tax assets	1,738	21,073
Other	898	574
Total assets	¥488,763	¥157,280

Net defined benefit liabilities	¥383	¥—
Provisions	93,978	80,841
Trade and other payables	210	—
Deferred tax liabilities	104,644	6,349
Other financial liabilities	14,860	—
Other	959	—
Total liabilities	¥215,034	¥87,190
*The disposal groups held for sales as of March 31, 2019 includes certain asset and disposal groups acquired from Shire.

	JPY (millions) As of March 31
	2019	2020
Investment accounted for using the equity method	¥450	¥—
Total	¥450	¥—